Income Taxes - Deferred Tax Assets and Liabilities (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets:
NOL and tax credit carryforwards	$ 704	$ 259
Reserves and accruals not currently deductible for tax purposes	96	63
Goodwill and other intangibles - DTA	902	865
Other - DTA	29
Gross deferred tax assets	1,731	1,187
Less: valuation allowance	(1,672)	(1,125)
Total deferred tax assets	59	62
Deferred Tax Liabilities:
Property, plant and equipment	46	5
Goodwill and other intangibles - DTL	(1,218)	(1,549)
Other - DTL	(3)	(10)
Total deferred tax liabilities	(1,267)	(1,564)
Net deferred tax liability	$ (1,208)	$ (1,502)